Investments	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
5.           Investments
At September 30, 2024, the Group’s investments are substantially all managed by external investment managers through individual investment management agreements. The Group monitors activity and performance of the external managers on an ongoing basis.
a.Fixed maturity securities
The following table summarizes the fair value of fixed maturity investments:

	September 30, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$702.7	$13.9	$(0.8)	$715.8
Agencies	12.0	0.1	—	12.1
Non-U.S. government	51.0	0.9	(0.1)	51.8
Corporate bonds	1,965.7	46.4	(2.5)	2,009.6
Residential mortgage-backed	272.3	6.1	(3.8)	274.6
Commercial mortgage-backed	21.5	0.1	(0.2)	21.4
Other asset backed securities	446.6	3.9	(0.5)	450.0
Total fixed maturity securities	$3,471.8	$71.4	$(7.9)	$3,535.3

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9
Review of the fixed maturity securities is performed on a regular basis to consider concentration, credit quality and compliance with established guidelines. For individual fixed maturity securities, nationally recognized statistical rating organizations are used and the lower of two or middle of three ratings is taken. The composition of the fair values of fixed maturity securities by credit rating is as follows:

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$455.2	13%	$399.5	12%
AA	1,242.8	35%	1,119.0	35%
A	1,419.2	40%	1,145.8	35%
BBB	416.6	12%	573.6	18%
BB	1.5	—%	7.0	—%
Total fixed maturity securities	$3,535.3	100%	$3,244.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	September 30, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$220.5	$219.9	$566.7	$555.9
Due after one year through five years	2,288.2	2,331.9	2,130.3	2,119.5
Due after five years through ten years	602.2	619.4	255.5	256.0
Due after ten years	360.9	364.1	318.9	313.5
Total fixed maturity securities	$3,471.8	$3,535.3	$3,271.4	$3,244.9
Expected maturities may differ from contractual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Additionally, lenders may have the right to put the securities back to the borrower.
b.Short-term investments
The following investments were included in short-term investments and are classified as available-for-sale:

	September 30, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$133.1	$0.2	$—	$133.3
Total short-term investments	$133.1	$0.2	$—	$133.3

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0
The composition of the fair values of short-term investments by credit rating is as follows:

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AA	$133.3	100%	$49.0	100%
Total short-term investments	$133.3	100%	$49.0	100%
c.Available-for-sale - net loss position
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	September 30, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$52.2	$(0.1)	$(0.7)	20
Agencies	0.6	—	—	1
Non-U.S. government	2.7	—	(0.1)	2
Corporate bonds	164.1	(0.1)	(2.4)	106
Residential mortgage-backed	29.0	(0.1)	(3.7)	37
Commercial mortgage-backed	13.7	—	(0.2)	6
Other asset backed securities	63.8	—	(0.5)	23
Total	$326.1	$(0.3)	$(7.6)	195

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764
At September 30, 2024, on a security level basis, 195 securities out of a total of approximately 1,141 securities were in an unrealized loss position and the largest single unrealized loss from a single security in the Group’s fixed maturity portfolio was $0.5 million. The Group believes that such securities were temporarily impaired at September 30, 2024. At December 31, 2023, on a security level basis, approximately 764 securities out of a total of approximately 1,263 securities were in an unrealized loss position and the largest single unrealized loss from a single security in the Group’s fixed maturity portfolio was $1.7 million.
d.Allowance for Expected Credit Losses - Available-for-sale
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Balance at beginning of period	$3.2	$1.9	$1.3	$1.1
Expected credit losses on securities where credit losses were not previously recognized	—	2.7	1.7	4.1
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(2.7)	1.2	(2.2)	0.6
Securities sold/redeemed/matured	(0.2)	—	(0.5)	—
Balance at end of period	$0.3	$5.8	$0.3	$5.8
The Group assesses each quarter whether the decline in the fair value of an available-for-sale investment below its amortized cost is the result of a credit loss. All available-for-sale securities with unrealized losses are reviewed. The Group considers many factors to determine whether a credit loss exists, including the extent to which fair value is below cost, the implied yield to maturity, rating downgrades of the security and whether or not the issuer has failed to make scheduled principal or interest payments. The Group also takes into consideration information about the financial condition of the issuer and industry factors that could negatively impact the capital markets.
If the decline in fair value of an available-for-sale security below its amortized cost is considered to be the result of a credit loss, the Group compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the expected credit loss, which is recorded as an allowance and recognized in net income.
e.Other investments, at fair value
At September 30, 2024, other investments consisted primarily of an opportunistic fixed income Undertakings for the Collective Investment in Transferable Securities fund managed by Wellington Investment Management ("Wellington Funds").

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Wellington Funds	$48.6	100%	$46.9	99%
Other securities valued at net asset value per share	0.1	—%	0.6	1%
Total other investments at fair value	$48.7	100%	$47.5	100%
In 2021, the Group invested $50.0 million in Wellington Funds. The fair value of the investment at September 30, 2024, was $48.6 million (December 31, 2023: $46.9 million).
f.Net Investment Income and Net Realized and Unrealized Investment Gains
The components of net investment return are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Net interest and dividend income	$53.4	$34.0	$142.9	$83.5
Investment expenses	(1.3)	(0.9)	(3.8)	(2.7)
Net investment income	52.1	33.1	139.1	80.8
Net realized losses on fixed maturity securities, available-for-sale	(6.0)	(0.2)	(19.5)	(0.6)
Net realized gains on other investments	0.1	—	0.1	2.2
Change in net unrealized gains/(losses) on other investments	2.5	(1.2)	1.9	0.7
Change in provision for expected credit losses	2.9	(3.9)	1.0	(4.7)
Net realized and unrealized investment losses	(0.5)	(5.3)	(16.5)	(2.4)
Total realized and unrealized investments gains/(losses) and net investment income	$51.6	$27.8	$122.6	$78.4